SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2022

Tactical Offensive Equity Fund

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUND — 175.0%
United States — 175.0%
SPDR S&P 500 Trust	752	$310

Total Exchange Traded Fund
(Cost $100) ($ Thousands)		310

Total Investment — 175.0%
(Cost $100) ($ Thousands)		$310

Percentages are based on a Net Assets of $177 ($ Thousands). S&P— Standard & Poor's SPDR — Standard & Poor's Depository Receipt

As of April 30, 2022, all of the Fund's financial instruments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent financial statements.

The following is a summary of the transactions the Fund had with affiliates for the period ended April 30, 2022 ($ Thousands):

Security Description	Value 7/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 4/30/2022	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$50,777	$4,399,524	$(4,450,301)	$—	$—	$—	—	$20	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

Adviser Managed Trust / Quarterly Report / April 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2022

Diversified Equity Fund

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUND — 102.3%
United States — 102.3%
SPDR S&P 500 Trust	359	$148

		–
Total Exchange Traded Fund
(Cost $150) ($ Thousands)		148

Total Investment — 102.3%
(Cost $150) ($ Thousands)		$148

Percentages are based on a Net Assets of $145 ($ Thousands).

S&P— Standard & Poor's
SPDR — Standard & Poor's Depository Receipt

As of April 30, 2022, all of the Fund's financial instruments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent financial statements.

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Adviser Managed Trust / Quarterly Report / April 30, 2022